Changes In Liabilities Arising From Financing Activities - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Changes in liabilities arising from financing activities
Opening balance		₨ 723,018	₨ 647,316	₨ 530,407
Cash flows (net)		56,037	76,981	148,956
Other changes	[1]	(11,288)	(1,279)	(32,047)
Closing balance		767,767	723,018	647,316
Long term interest-bearing loans and borrowings (including current maturities and net of ancillary borrowings cost incurred)
Changes in liabilities arising from financing activities
Opening balance		642,691	595,664	487,884
Cash flows (net)		82,600	47,734	133,649
Other changes	[1]	(14,382)	(707)	(25,869)
Closing balance		710,909	642,691	595,664
Short term interest-bearing loans and borrowings
Changes in liabilities arising from financing activities
Opening balance		80,327	51,652	42,523
Cash flows (net)		(26,563)	29,247	15,307
Other changes	[1]	3,094	(572)	(6,178)
Closing balance		₨ 56,858	₨ 80,327	₨ 51,652

[1]	includes adjustment for ancillary borrowing cost, unrealised / realised foreign exchange gain / loss.